Segment Reporting (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues	$ 11,003,000,000	$ 17,532,000,000	$ 21,833,000,000
Operating costs	(4,422,000,000)	(6,159,000,000)	(7,337,000,000)
Gross profit / (loss)	6,581,000,000	11,373,000,000	14,496,000,000
Net (loss) / gain from fair value adjustments in investment properties	(13,946,000,000)	37,740,000,000	(55,520,000,000)
General and administrative expenses	(1,989,000,000)	(1,834,000,000)	(1,996,000,000)
Selling expenses	1,000,000	(1,242,000,000)	(971,000,000)
Other operating results, net	(18,000,000)	193,000,000	(516,000,000)
Profit / (Loss) from operations	(10,615,000,000)	46,230,000,000	(44,507,000,000)
Share of profit of associates and joint ventures	(2,652,000,000)	267,000,000	(868,000,000)
Profit / (Loss) before financing and taxation	(13,267,000,000)	46,497,000,000	(45,375,000,000)
Investment properties	144,864,000,000	176,473,000,000	129,502,000,000
Property, plant and equipment	1,373,000,000	528,000,000	712,000,000
Trading properties	237,000,000	284,000,000	269,000,000	$ 306,295,000,000
Goodwill	136,000,000	136,000,000	136,000,000
Right to receive units (barters)	1,040,000,000	1,047,000,000	194,000,000
Inventories	42,000,000	58,000,000	62,000,000
Investments in associates and joint ventures	4,302,000,000	6,964,000,000	3,450,000,000
Other assets	25,410,000,000	31,552,000,000	39,556,000,000
Total Assets	177,404,000,000	217,042,000,000	173,881,000,000
Other [Member]
Disclosure of operating segments [line items]
Revenues	29,000,000	93,000,000	251,000,000
Operating costs	(216,000,000)	(133,000,000)	(214,000,000)
Gross profit / (loss)	(187,000,000)	(40,000,000)	37,000,000
Net (loss) / gain from fair value adjustments in investment properties	31,000,000	(206,000,000)	(394,000,000)
General and administrative expenses	(57,000,000)	(163,000,000)	(160,000,000)
Selling expenses	(8,000,000)	(14,000,000)	(31,000,000)
Other operating results, net	1,000,000	96,000,000	(495,000,000)
Profit / (Loss) from operations	(220,000,000)	(327,000,000)	(1,043,000,000)
Share of profit of associates and joint ventures	(2,267,000,000)	5,000,000	231,000,000
Profit / (Loss) before financing and taxation	(2,487,000,000)	(322,000,000)	(812,000,000)
Investment properties	144,000,000	113,000,000	317,000,000
Property, plant and equipment	0	0	0
Trading properties	0	0	0
Goodwill	136,000,000	135,000,000	135,000,000
Right to receive units (barters)	0	0	0
Inventories	1,106,000,000	3,413,000,000	175,000,000
Investments in associates and joint ventures	0	0	0
Other assets	0	0	0
Total Assets	1,386,000,000	3,661,000,000	627,000,000
Adjustment for Expenses And Collective Promotion Fund [Member]
Disclosure of operating segments [line items]
Revenues	2,911,000,000	4,672,000,000	5,572,000,000
Operating costs	(3,132,000,000)	(4,851,000,000)	(5,789,000,000)
Gross profit / (loss)	(221,000,000)	(179,000,000)	(217,000,000)
Net (loss) / gain from fair value adjustments in investment properties	0		0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	106,000,000	90,000,000	121,000,000
Profit / (Loss) from operations	(115,000,000)	(89,000,000)	(96,000,000)
Share of profit of associates and joint ventures	0	0	0
Profit / (Loss) before financing and taxation	(115,000,000)	(89,000,000)	(96,000,000)
Investment properties	0	0	0
Property, plant and equipment	0	0	0
Trading properties	0	0	0
Goodwill	0	0	0
Right to receive units (barters)	0	0	0
Inventories	0	0	0
Investments in associates and joint ventures	0	0	0
Other assets	0	0	0
Total Assets	0	0	0
Adjustment for Share In Profit/ (Loss) of Joint Venture [Member]
Disclosure of operating segments [line items]
Revenues	(51,000,000)	(91,000,000)	(146,000,000)
Operating costs	(70,000,000)	(70,000,000)	(86,000,000)
Gross profit / (loss)	19,000,000	(21,000,000)	(60,000,000)
Net (loss) / gain from fair value adjustments in investment properties	(121,000,000)	(394,000,000)	1,258,000,000
General and administrative expenses	(8,000,000)	(15,000,000)	(5,000,000)
Selling expenses	19,000,000	27,000,000	9,000,000
Other operating results, net	(10,000,000)	24,000,000	4,000,000
Profit / (Loss) from operations	(85,000,000)	(349,000,000)	1,216,000,000
Share of profit of associates and joint ventures	(385,000,000)	262,000,000	(1,099,000,000)
Profit / (Loss) before financing and taxation	(470,000,000)	(87,000,000)	117,000,000
Investment properties	(4,694,000,000)	(4,569,000,000)	(4,172,000,000)
Property, plant and equipment	(3,000,000)	(3,000,000)	(82,000,000)
Trading properties	0	0	0
Goodwill	(63,000,000)	(62,000,000)	(62,000,000)
Right to receive units (barters)	0	0	0
Inventories	(1,000,000)	(1,000,000)	(1,000,000)
Investments in associates and joint ventures	3,196,000,000	3,551,000,000	3,275,000,000
Other assets	0	0	0
Total Assets	(1,565,000,000)	(1,084,000,000)	(1,042,000,000)
Urban Properties [Member] | Shopping Malls [Member]
Disclosure of operating segments [line items]
Revenues	5,321,000,000	8,915,000,000	12,828,000,000
Operating costs	(865,000,000)	(851,000,000)	(1,166,000,000)
Gross profit / (loss)	4,456,000,000	8,064,000,000	(11,662,000,000)
Net (loss) / gain from fair value adjustments in investment properties	(20,342,000,000)	(3,162,000,000)	(60,952,000,000)
General and administrative expenses	(1,432,000,000)	(1,246,000,000)	(1,420,000,000)
Selling expenses	(451,000,000)	(1,065,000,000)	(796,000,000)
Other operating results, net	(126,000,000)	26,000,000	(29,000,000)
Profit / (Loss) from operations	(17,895,000,000)	2,617,000,000	(51,535,000,000)
Share of profit of associates and joint ventures	0	0	0
Profit / (Loss) before financing and taxation	(17,895,000,000)	2,617,000,000	(51,535,000,000)
Investment properties	54,317,000,000	73,762,000,000	75,258,000,000
Property, plant and equipment	289,000,000	337,000,000	387,000,000
Trading properties	0	0	0
Goodwill	16,000,000	47,000,000	16,000,000
Right to receive units (barters)	0	0	0
Inventories	43,000,000	59,000,000	63,000,000
Investments in associates and joint ventures	0	0	0
Other assets	0	0	0
Total Assets	54,665,000,000	74,174,000,000	75,724,000,000
Urban Properties [Member] | Offices [Member]
Disclosure of operating segments [line items]
Revenues	2,715,000,000	3,477,000,000	3,241,000,000
Operating costs	(216,000,000)	(209,000,000)	(177,000,000)
Gross profit / (loss)	2,499,000,000	3,268,000,000	3,064,000,000
Net (loss) / gain from fair value adjustments in investment properties	2,355,000,000	34,354,000,000	1,051,000,000
General and administrative expenses	(364,000,000)	(315,000,000)	(289,000,000)
Selling expenses	(185,000,000)	(112,000,000)	(132,000,000)
Other operating results, net	8,000,000	(34,000,000)	(25,000,000)
Profit / (Loss) from operations	4,313,000,000	37,161,000,000	3,669,000,000
Share of profit of associates and joint ventures	0	0	0
Profit / (Loss) before financing and taxation	4,313,000,000	37,161,000,000	3,669,000,000
Investment properties	73,932,000,000	91,743,000,000	45,837,000,000
Property, plant and equipment	1,087,000,000	194,000,000	407,000,000
Trading properties	0	0	0
Goodwill	47,000,000	47,000,000	47,000,000
Right to receive units (barters)	0	0	0
Inventories	0	0	0
Investments in associates and joint ventures	0	0	0
Other assets	0	0	0
Total Assets	75,066,000,000	91,984,000,000	46,291,000,000
Urban Properties [Member] | Sales and Developments [Member]
Disclosure of operating segments [line items]
Revenues	78,000,000	466,000,000	87,000,000
Operating costs	(63,000,000)	(185,000,000)	(77,000,000)
Gross profit / (loss)	15,000,000	281,000,000	10,000,000
Net (loss) / gain from fair value adjustments in investment properties	4,131,000,000	7,148,000,000	3,517,000,000
General and administrative expenses	(144,000,000)	(125,000,000)	(132,000,000)
Selling expenses	(618,000,000)	(78,000,000)	(21,000,000)
Other operating results, net	3,000,000	(9,000,000)	(92,000,000)
Profit / (Loss) from operations	3,387,000,000	7,217,000,000	3,282,000,000
Share of profit of associates and joint ventures	0	0	0
Profit / (Loss) before financing and taxation	3,387,000,000	7,217,000,000	3,282,000,000
Investment properties	21,165,000,000	15,424,000,000	12,262,000,000
Property, plant and equipment	0	0	0
Trading properties	237,000,000	284,000,000	269,000,000
Goodwill	0	0	0
Right to receive units (barters)	1,040,000,000	1,047,000,000	194,000,000
Inventories	0	0	0
Investments in associates and joint ventures	0	0	0
Other assets	0	0	0
Total Assets	22,442,000,000	16,755,000,000	12,725,000,000
Total Segment Reporting [Member]
Disclosure of operating segments [line items]
Revenues	8,143,000,000	12,951,000,000	16,407,000,000
Operating costs	(1,360,000,000)	(1,378,000,000)	(1,634,000,000)
Gross profit / (loss)	6,783,000,000	11,573,000,000	14,773,000,000
Net (loss) / gain from fair value adjustments in investment properties	(13,825,000,000)	38,134,000,000	(56,778,000,000)
General and administrative expenses	(1,197,000,000)	(1,849,000,000)	(2,001,000,000)
Selling expenses	(1,262,000,000)	(1,269,000,000)	(980,000,000)
Other operating results, net	(114,000,000)	79,000,000	(641,000,000)
Profit / (Loss) from operations	(10,415,000,000)	46,668,000,000	(45,627,000,000)
Share of profit of associates and joint ventures	(2,267,000,000)	5,000,000	231,000,000
Profit / (Loss) before financing and taxation	(12,682,000,000)	46,673,000,000	(45,396,000,000)
Investment properties	149,558,000,000	181,042,000,000	133,674,000,000
Property, plant and equipment	1,376,000,000	531,000,000	794,000,000
Trading properties	237,000,000	284,000,000	269,000,000
Goodwill	199,000,000	198,000,000	198,000,000
Right to receive units (barters)	1,040,000,000	1,047,000,000	194,000,000
Inventories	43,000,000	59,000,000	63,000,000
Investments in associates and joint ventures	1,106,000,000	3,413,000,000	175,000,000
Other assets	0	0	0
Total Assets	153,559,000,000	186,574,000,000	135,367,000,000
Unreportable assets [member]
Disclosure of operating segments [line items]
Revenues	0	0	0
Operating costs	0	0	0
Gross profit / (loss)	0	0	0
Net (loss) / gain from fair value adjustments in investment properties	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	0	0	0
Profit / (Loss) from operations	0	0	0
Share of profit of associates and joint ventures	0	0	0
Profit / (Loss) before financing and taxation	0	0	0
Investment properties	0	0	0
Property, plant and equipment	0	0	0
Trading properties	0	0	0
Goodwill	0	0	0
Right to receive units (barters)	0	0	0
Inventories	0	0	0
Investments in associates and joint ventures	0	0	0
Other assets	25,410,000,000	31,552,000,000	39,556,000,000
Total Assets	$ 25,410,000,000	$ 31,552,000,000	$ 39,556,000,000